Share-based payment	12 Months Ended
Jun. 30, 2018
Share based payment [Abstract]
Disclosure of share-based payment arrangements [text block]
14	Share-based payment

In conjunction with the IPO financing completed in July 2015, the Company agreed to issue to Network 1 Financial Securities, Inc. (“the Underwriter”) and its designees a warrant for the purchase of 142,900 ADSs, equal to 5% of the aggregate number of ADSs sold in the IPO. The Underwriter’s warrant shall be exercisable, in whole or in part, during a period commencing on a date that is six months after the closing of the Company’s IPO, which is January 6, 2016, and expiring on the three-year anniversary of the closing of the Company’s IPO at an initial exercise price per ADS of US$8.75, which is equal to 125% of the IPO price of the ADSs. The fair value of the warrant provided by an independent appraiser was approximately RMB1,707
(USD279), which was charged to share premium.
As of June 30, 2017, none of the warrants was exercised. In December  2017, all the warrants were exercised into common shares in cashless method.
The fair value of these warrants was estimated on the basis of the Black-Scholes option pricing model with the following assumptions:

Issuance Date
Expected volatility	50.96%
Risk-free interest rate	0.96%
Expected dividend	—
Expected life of the warrant	3 years
Fair value of conversion share	US$7.0

On September 14, 2015, the Company entered into a Business Consulting Service Agreement with a consultant which provided the Company advice, consultation, information and service that is consistent with the expertise of the consultant. In conjunction, the Company agreed to pay and deliver to the consultant and its designees or nominees 480,000 ordinary shares, par value USD0.0001 per share, of the Company, with restricted period of 6 months. The fair value of the restricted shares provided by an independent appraiser was approximately RMB1,459 (USD229), which was charged to share capital and share premium.
The fair value of these restricted shares was estimated on the basis of the Black-Scholes option pricing model with the following assumptions:

Issuance Date
Expected volatility	55.56%
Risk-free interest rate	0.293%
Expected dividend	—
Expected life of the restricted shares	0.5 year
Hypothetical fair value of conversion share	US$1.0